Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
	As of December 31,
	2020	2019

Healthcare service gift cards	$1,094,101	$1,146,756
Chinese tea	702,051	798,069
Learning course gift cards	444,451	716,723
Latex pillows	137,119	380,561
Healthcare products	216,733	220,819
Others	112,441	24,344
Total	$2,706,896	$3,287,272